STATEMENT OF INVESTMENTS June 30, 2019 Unaudited

Principal
Amount	Coupon	Maturity	Value
Municipal Bonds and Notes—104.5%
New York—93.6%
$85,000 Albany County, NY IDA (Wildwood Programs)[1]	4.900%	07/01/2021	$ 85,034
125,000 Albany County, NY IDA (Wildwood Programs)	5.000	07/01/2026	125,032
500,000 Albany, NY Capital Resource Corp. (College Saint
Rose)	5.375	07/01/2026	522,065
500,000 Albany, NY Capital Resource Corp. (College Saint
Rose)	5.625	07/01/2031	520,620
1,000,000 Albany, NY Capital Resource Corp. (College Saint
Rose)	5.875	07/01/2041	1,037,990
200,000 Albany, NY Capital Resource Corp. (Empire
Commons Student Hsg. )	5.000	05/01/2027	243,198
200,000 Albany, NY Capital Resource Corp. (Empire
Commons Student Hsg. )	5.000	05/01/2032	237,894
3,765,000 Albany, NY IDA (Sage Colleges)	5.300	04/01/2029	3,551,035
570,000 Amherst, NY Devel. Corp. (Daemen College)	5.000	10/01/2024	641,438
8,755,000 Brookhaven, NY IDA (Dowling College)[2,3]	6.750	11/01/2032	88
215,000 Brookhaven, NY Local Devel. Corp. (Jefferson's
Ferry)	5.250	11/01/2036	248,078
8,850,000 Brooklyn, NY Local Devel. Corp. (Brooklyn Events
Center)	5.000	07/15/2042	10,242,016
270,000 Buffalo & Erie County, NY Industrial Land Devel.
(Buffalo State College Foundation Hsg. Corp. )	5.375	10/01/2041	287,412
130,000 Buffalo & Erie County, NY Industrial Land Devel.
(Buffalo State College Foundation Hsg. Corp. )	6.000	10/01/2031	139,990
160,000 Buffalo & Erie County, NY Industrial Land Devel.
(Charter School for Applied Technologies)	5.000	06/01/2035	176,560
530,000 Buffalo & Erie County, NY Industrial Land Devel.
(Medaille College)	5.000	04/01/2022	545,614
1,200,000 Buffalo & Erie County, NY Industrial Land Devel.
(Medaille College)	5.000	10/01/2038	1,299,648
3,615,000 Buffalo & Erie County, NY Industrial Land Devel.
(Medaille College)	5.250	04/01/2035	3,785,158
925,000 Build NYC Resource Corp. (Institute for
Community Living/Eden II School for Autistic
Children Obligated Group)[1]	5.250	07/01/2023	939,569
1,490,000 Build NYC Resource Corp. (Institute for
Community Living/Eden II School for Autistic
Children Obligated Group)	5.375	07/01/2028	1,522,363
790,000 Build NYC Resource Corp. (Institute for
Community Living/Eden II School for Autistic
Children Obligated Group)	5.750	07/01/2033	812,452
170,000 Build NYC Resource Corp. (Manhattan College)	5.000	08/01/2032	203,424
290,000 Build NYC Resource Corp. (Manhattan College)	5.000	08/01/2036	342,467
600,000 Build NYC Resource Corp. (Manhattan College)	5.000	08/01/2047	699,924
190,000 Build NYC Resource Corp. (New Dawn Charter
Schools)	5.625	02/01/2039	200,942
230,000 Build NYC Resource Corp. (New Dawn Charter
Schools)	5.750	02/01/2049	242,328
650,000 Build NYC Resource Corp. (New York Law School)	5.000	07/01/2041	710,963

1 INVESCO OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$140,000 Build NYC Resource Corp. (YMCA of Greater
New York)	5.000%	08/01/2032	$ 150,668
255,000 Bushnell Basin, NY Fire Assoc. (Volunteer Fire
Dept. )	5.750	11/01/2030	255,000
25,000 Canandaigua & Bristol, NY GO	5.000	12/15/2027	25,222
30,000 Canandaigua & Bristol, NY GO	5.000	12/15/2028	30,259
30,000 Canandaigua & Bristol, NY GO	5.000	12/15/2029	30,253
30,000 Canandaigua & Bristol, NY GO	5.000	12/15/2030	30,247
35,000 Canandaigua & Bristol, NY GO	5.000	12/15/2031	35,293
35,000 Canandaigua & Bristol, NY GO	5.000	12/15/2032	35,290
35,000 Canandaigua & Bristol, NY GO	5.000	12/15/2033	35,286
40,000 Canandaigua & Bristol, NY GO	5.000	12/15/2034	40,326
40,000 Canandaigua & Bristol, NY GO	5.000	12/15/2035	40,324
45,000 Canandaigua & Bristol, NY GO	5.000	12/15/2036	45,362
45,000 Canandaigua & Bristol, NY GO	5.000	12/15/2037	45,357
50,000 Canandaigua & Bristol, NY GO	5.000	12/15/2038	50,389
50,000 Canandaigua & Bristol, NY GO	5.000	12/15/2039	50,384
55,000 Canandaigua & Bristol, NY GO	5.000	12/15/2040	55,411
55,000 Canandaigua & Bristol, NY GO	5.000	12/15/2041	55,413
60,000 Canandaigua & Bristol, NY GO	5.000	12/15/2042	60,441
100,000 Cattaraugus County, NY Capital Resource Corp.
(St. Bonaventure University)	5.000	05/01/2034	110,733
100,000 Cattaraugus County, NY Capital Resource Corp.
(St. Bonaventure University)	5.000	05/01/2039	109,915
15,000 Deerfield, NY GO	5.500	06/15/2021	15,207
15,000 Deerfield, NY GO	5.500	06/15/2022	15,180
15,000 Deerfield, NY GO	5.500	06/15/2023	15,171
15,000 Deerfield, NY GO	5.500	06/15/2024	15,171
20,000 Deerfield, NY GO	5.500	06/15/2025	20,211
20,000 Deerfield, NY GO	5.600	06/15/2026	20,199
20,000 Deerfield, NY GO	5.600	06/15/2027	20,194
20,000 Deerfield, NY GO	5.600	06/15/2028	20,188
25,000 Deerfield, NY GO	5.600	06/15/2029	25,231
25,000 Deerfield, NY GO	5.600	06/15/2030	25,227
25,000 Deerfield, NY GO	5.600	06/15/2031	25,226
25,000 Deerfield, NY GO	5.600	06/15/2032	25,226
30,000 Deerfield, NY GO	5.600	06/15/2033	30,263
30,000 Deerfield, NY GO	5.600	06/15/2034	30,261
30,000 Deerfield, NY GO	5.600	06/15/2035	30,256
35,000 Deerfield, NY GO	5.600	06/15/2036	35,297
510,000 Dutchess County, NY Local Devel. Corp.
(Anderson Center Services)	6.000	10/01/2030	529,778
12,200,000 Dutchess County, NY Local Devel. Corp.
(HQS/PHCtr/NDH/VBHosp Obligated Group)	5.000	07/01/2046	13,906,292
250,000 Dutchess County, NY Local Devel. Corp.
(HQS/PHCtr/NDH/VBHosp Obligated Group)	5.250	07/01/2025	258,955
450,000 Dutchess County, NY Local Devel. Corp.
(HQS/PHCtr/NDH/VBHosp Obligated Group)	5.750	07/01/2030	471,618

2 INVESCO OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$100,000 Dutchess County, NY Local Devel. Corp.
(HQS/PHCtr/NDH/VBHosp Obligated Group)	5.750%	07/01/2040	$ 104,579
160,000 Dutchess County, NY Local Devel. Corp. (Vassar
College)	5.000	07/01/2034	192,714
160,000 Dutchess County, NY Local Devel. Corp. (Vassar
College)	5.000	07/01/2036	191,680
235,000 Dutchess County, NY Local Devel. Corp. (Vassar
College)	5.000	07/01/2037	280,416
500,000 Dutchess County, NY Local Devel. Corp. (Vassar
College)	5.000	07/01/2042	592,470
265,000 Erie County, NY IDA (Buffalo City School District)	5.250	05/01/2030	283,248
225,000 Erie County, NY IDA (Buffalo City School District)	5.250	05/01/2031	240,493
135,000 Erie County, NY IDA (Buffalo City School District)	5.250	05/01/2032	143,915
130,000 Erie County, NY IDA (The Episcopal Church
Home)	6.000	02/01/2028	130,374
75,000 Erie County, NY Tobacco Asset Securitization
Corp.	5.000	06/01/2031	75,019
5,000,000 Erie County, NY Tobacco Asset Securitization
Corp.	5.000	06/01/2038	5,000,050
74,000,000 Erie County, NY Tobacco Asset Securitization
Corp.	8.223 [4]	06/01/2055	4,157,320
635,000 Genesee County, NY IDA (United Memorial
Medical Center)	5.000	12/01/2027	635,991
18,750,000 Glen Cove, NY Local Assistance Corp. (Gravies
Point Public Improvement)	5.982 [4]	01/01/2045	6,049,875
965,000 Glen Cove, NY Local Assistance Corp. (Tiegerman
School)	5.500	07/01/2044	998,987
5,000,000 Guilderland, NY IDA (Promenade Albany Senior
Living)	5.875	01/01/2052	5,113,900
1,615,000 Hempstead, NY Local Devel. Corp. (Evergreen
School)[1]	6.800	12/01/2044	1,621,888
100,000 Hempstead, NY Local Devel. Corp. (Molloy
College)	5.000	07/01/2029	120,159
300,000 Hempstead, NY Local Devel. Corp. (Molloy
College)	5.000	07/01/2029	339,798
80,000 Hempstead, NY Local Devel. Corp. (Molloy
College)	5.000	07/01/2030	95,288
75,000 Hempstead, NY Local Devel. Corp. (Molloy
College)	5.000	07/01/2031	88,418
135,000 Hempstead, NY Local Devel. Corp. (Molloy
College)	5.000	07/01/2032	158,533
300,000 Hempstead, NY Local Devel. Corp. (Molloy
College)	5.000	07/01/2034	332,526
135,000 Hempstead, NY Local Devel. Corp. (Molloy
College)	5.000	07/01/2035	156,933
110,000 Hempstead, NY Local Devel. Corp. (Molloy
College)	5.000	07/01/2036	127,592
80,000 Hempstead, NY Local Devel. Corp. (Molloy
College)	5.000	07/01/2038	92,269

3 INVESCO OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$250,000 Hempstead, NY Local Devel. Corp. (Molloy
College)	5.000%	07/01/2039	$ 274,670
200,000 Hempstead, NY Local Devel. Corp. (Molloy
College)	5.000	07/01/2044	218,818
25,765,000 Hudson Yards, NY Infrastructure Corp.[5]	5.000	02/15/2042	30,390,757
5,000,000 Hudson Yards, NY Infrastructure Corp.[5]	5.000	02/15/2045	5,886,650
2,250,000 Huntington, NY Local Devel. Corp.	6.500	12/01/2046	2,380,905
5,000,000 L. I. , NY Power Authority	5.000	09/01/2034	6,190,700
1,000,000 L. I. , NY Power Authority	5.000	09/01/2039	1,214,370
4,000,000 L. I. , NY Power Authority	5.000	09/01/2042	4,772,600
1,185,000 L. I. , NY Power Authority, Series A	5.000	09/01/2039	1,350,947
2,970,000 L. I. , NY Power Authority, Series A	5.000	09/01/2044	3,361,000
2,500,000 L. I. , NY Power Authority, Series B	5.000	09/01/2035	2,975,700
1,250,000 L. I. , NY Power Authority, Series B	5.000	09/01/2036	1,482,962
1,680,000 L. I. , NY Power Authority, Series B	5.000	09/01/2041	1,971,497
1,450,000 Monroe County, NY IDA (Rochester General
Hospital)	5.000	12/01/2032	1,593,347
3,200,000 Monroe County, NY IDA (Rochester General
Hospital)	5.000	12/01/2046	3,660,864
350,000 Monroe County, NY Industrial Devel. Corp.
(Monroe Community College)	5.000	01/15/2028	398,405
500,000 Monroe County, NY Industrial Devel. Corp.
(Monroe Community College)	5.000	01/15/2029	567,135
150,000 Monroe County, NY Industrial Devel. Corp.
(Monroe Community College)	5.000	01/15/2038	166,693
150,000 Monroe County, NY Industrial Devel. Corp.
(Nazareth College of Rochester)	5.000	10/01/2026	162,562
75,000 Monroe County, NY Industrial Devel. Corp.
(Nazareth College of Rochester)	5.250	10/01/2031	81,696
540,000 Monroe County, NY Industrial Devel. Corp.
(Nazareth College of Rochester)	5.500	10/01/2041	591,192
1,400,000 Monroe County, NY Industrial Devel. Corp.
(Rochester General Hospital)	5.000	12/01/2036	1,632,582
100,000 Monroe County, NY Industrial Devel. Corp. (St.
John Fisher College)	5.000	06/01/2029	113,989
285,000 Monroe County, NY Industrial Devel. Corp. (St.
John Fisher College)	5.000	06/01/2044	318,031
180,000 Monroe County, NY Industrial Devel. Corp. (St.
John Fisher College)	5.500	06/01/2034	208,850
150,000 Monroe County, NY Industrial Devel. Corp. (St.
John Fisher College)	5.625	06/01/2026	160,977
250,000 Monroe County, NY Industrial Devel. Corp. (St.
John Fisher College)	6.000	06/01/2034	270,285
1,060,000 Nassau County, NY GO	5.000	07/01/2040	1,278,137
1,490,000 Nassau County, NY GO	5.000	07/01/2045	1,785,705
2,235,000 Nassau County, NY GO	5.000	07/01/2049	2,663,047
1,305,000 Nassau County, NY IDA (ALIA-AP)	7.000	09/01/2028	1,307,232
1,220,557 Nassau County, NY IDA (Amsterdam at
Harborside)[2]	2.000	01/01/2049	198,341

4 INVESCO OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$135,000 Nassau County, NY IDA (Amsterdam at
Harborside)	6.500%	01/01/2032	$ 139,319
3,307,500 Nassau County, NY IDA (Amsterdam at
Harborside)	6.700	01/01/2049	3,340,575
290,000 Nassau County, NY Local Economic Assistance
Corp. (Hispanic Counseling Center)	5.200	12/01/2037	299,367
2,000,000 Nassau County, NY Local Economic Assistance
Corp. (South Nassau Communities Hospital)	5.000	07/01/2031	2,167,800
3,240,000 Nassau County, NY Tobacco Settlement Corp.
(TASC)	5.250 [6]	06/01/2026	3,182,814
60,000,000 Nassau County, NY Tobacco Settlement Corp.
(TASC)	6.761 [4]	06/01/2060	1,819,200
350,000 New Rochelle, NY Corp. Devel. (Iona College)	5.000	07/01/2032	396,693
565,000 New Rochelle, NY Corp. Devel. (Iona College)	5.000	07/01/2033	638,682
450,000 New Rochelle, NY Corp. Devel. (Iona College)	5.000	07/01/2034	506,740
200,000 New Rochelle, NY Corp. Devel. (Iona College)	5.000	07/01/2040	222,632
225,000 New Rochelle, NY Corp. Devel. (Iona College)	5.000	07/01/2045	250,042
3,095,000 New Rochelle, NY Corp. Local Devel. (70
Nardozzi/City Dept. of Public Works)	5.125	08/01/2050	3,235,420
100,000 Niagara, NY Area Devel. Corp. (Niagara
University)	5.000	05/01/2035	107,533
150,000 Niagara, NY Area Devel. Corp. (Niagara
University)	5.000	05/01/2042	160,194
1,560,000 NY Counties Tobacco Trust I	6.500	06/01/2035	1,560,718
2,085,000 NY Counties Tobacco Trust II (TASC)	5.625	06/01/2035	2,092,740
15,000 NY Counties Tobacco Trust II (TASC)	5.750	06/01/2043	15,215
270,000 NY Counties Tobacco Trust III (TASC)	6.000	06/01/2043	270,408
850,000 NY Counties Tobacco Trust IV	5.000	06/01/2038	850,017
84,200,000 NY Counties Tobacco Trust V	6.845 [4]	06/01/2055	5,900,736
155,400,000 NY Counties Tobacco Trust V	7.845 [4]	06/01/2060	5,490,282
15,615,000 NY Counties Tobacco Trust VI	5.625	06/01/2035	16,833,438
2,085,000 NY Counties Tobacco Trust VI	5.750	06/01/2043	2,396,165
2,740,000 NY Counties Tobacco Trust VI	6.000	06/01/2043	3,009,671
1,125,000 NY Counties Tobacco Trust VI (TASC)	5.000	06/01/2051	1,160,764
5,000,000 NY MTA	5.250	11/15/2056	5,800,250
15,475,000 NY MTA[5]	5.250	11/15/2056	17,942,009
5,000,000 NY MTA (Green Bond)	5.000	11/15/2051	5,793,850
2,565,000 NY MTA (Green Bond)	5.250	11/15/2057	3,015,363
10,000,000 NY MTA (Green Bond)[5]	5.250	11/15/2057	11,985,025
2,690,000 NY MTA Hudson Rail Yards[1]	5.000	11/15/2046	2,722,253
17,000,000 NY MTA Hudson Rail Yards	5.000	11/15/2056	18,694,560
2,000,000 NY MTA, Series B	5.000	11/15/2035	2,369,860
10,000,000 NY MTA, Series B	5.000	11/15/2037	11,783,300
2,000,000 NY MTA, Series B	5.000	11/15/2044	2,222,560
900,000 NY MTA, Series B	5.250	11/15/2039	1,027,926
2,000,000 NY MTA, Series C-1	5.250	11/15/2056	2,341,200
350,000 NY MTA, Series D	5.000	11/15/2032	385,490
215,000 NY MTA, Series H	5.000	11/15/2033	242,582
185,000 NY MTA, Series H	5.000	11/15/2033	203,407

5 INVESCO OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$300,000 NY Triborough Bridge & Tunnel Authority	5.000%	11/15/2029	$ 339,402
400,000 NY Triborough Bridge & Tunnel Authority	5.000	11/15/2030	446,544
875,000 NY Triborough Bridge & Tunnel Authority	5.000	11/15/2032	1,076,014
900,000 NY Triborough Bridge & Tunnel Authority	5.000	11/15/2033	1,101,186
575,000 NY Triborough Bridge & Tunnel Authority	5.000	11/15/2034	700,212
2,550,000 NY Triborough Bridge & Tunnel Authority	5.000	11/15/2036	3,080,451
2,500,000 NY Triborough Bridge & Tunnel Authority	5.000	11/15/2037	3,009,225
900,000 NY Triborough Bridge & Tunnel Authority	5.000	11/15/2037	1,083,321
1,900,000 NY Triborough Bridge & Tunnel Authority	5.000	11/15/2038	2,280,133
300,000 NY Triborough Bridge & Tunnel Authority	5.000	11/15/2038	360,021
2,000,000 NY Triborough Bridge & Tunnel Authority	5.000	11/15/2041	2,352,700
1,260,000 NY Triborough Bridge & Tunnel Authority	5.000	11/15/2046	1,478,345
1,000,000 NY Triborough Bridge & Tunnel Authority	5.000	11/15/2047	1,184,760
5,000,000 NY TSASC, Inc. (TFABs)	5.000	06/01/2034	5,759,150
3,000,000 NY TSASC, Inc. (TFABs)	5.000	06/01/2035	3,442,200
3,000,000 NY TSASC, Inc. (TFABs)	5.000	06/01/2036	3,429,540
3,000,000 NY TSASC, Inc. (TFABs)	5.000	06/01/2041	3,270,930
8,000,000 NY TSASC, Inc. (TFABs)	5.000	06/01/2045	7,744,560
8,460,000 NY Utility Debt Securitization Authority	5.000	12/15/2038	10,352,417
15,000,000 NY Utility Debt Securitization Authority	5.000	12/15/2040	18,277,050
700,000 NYC GO	5.000	08/01/2035	750,162
7,360,000 NYC GO	5.000	12/01/2037	8,745,078
10,000,000 NYC GO	5.000	04/01/2039	12,076,900
15,000 NYC GO	5.500	11/15/2037	15,047
45,000 NYC GO	6.000	05/15/2022	45,171
5,000 NYC HDC (Multifamily Hsg. ), Series E	6.250	05/01/2036	5,013
5,000,000 NYC Health & Hospital Corp. (Health System)	5.000	02/15/2030	5,105,550
115,000 NYC IDA (Comprehensive Care Management)	6.000	05/01/2026	115,260
295,000 NYC IDA (Comprehensive Care Management)	6.125	11/01/2035	295,024
1,490,000 NYC IDA (Guttmacher Institute)	5.750	12/01/2036	1,501,965
35,000 NYC IDA (Independent Living Assoc. )[1]	6.200	07/01/2020	35,019
2,000,000 NYC IDA (Queens Baseball Stadium)	6.500	01/01/2046	2,007,440
15,000 NYC IDA (RS/AFMAC/IACMR&DDA/HC/L&WS/YAI
Obligated Group)[1]	4.500	07/01/2021	15,003
4,015,000 NYC IDA (The Child School)	7.550	06/01/2033	4,066,151
4,600,000 NYC IDA (United Jewish Appeal-Federation of
Jewish Philanthropies of New York)	5.000	07/01/2034	4,979,224
1,200,000 NYC IDA (Yankee Stadium)[7]	2.836	03/01/2022	1,221,288
120,000 NYC IDA (Yankee Stadium)	5.000	03/01/2036	120,280
7,715,000 NYC IDA (Yankee Stadium)	7.000	03/01/2049	7,752,726
2,600,000 NYC IDA (Yeled Yalda Early Childhood)	5.725	11/01/2037	2,603,770
6,065,000 NYC Municipal Water Finance Authority	5.000	06/15/2038	7,248,888
5,000,000 NYC Municipal Water Finance Authority	5.500	06/15/2043	5,314,700
2,000,000 NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2034	2,348,260
1,395,000 NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2034	1,618,842
1,500,000 NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2035	1,756,800
10,000,000 NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2035	11,577,800
1,500,000 NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2036	1,752,825

6 INVESCO OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$835,000 NYC Transitional Finance Authority (Building Aid)	5.000%	07/15/2043	$ 971,581
5,500,000 NYC Transitional Finance Authority (Building Aid)	5.250	07/15/2037	5,905,350
920,000 NYC Transitional Finance Authority (Future Tax)	5.000	11/01/2030	1,135,528
1,470,000 NYC Transitional Finance Authority (Future Tax)	5.000	11/01/2032	1,793,165
5,000,000 NYC Transitional Finance Authority (Future Tax)	5.000	02/01/2037	5,884,650
2,387,000 NYC Transitional Finance Authority (Future Tax)	5.000	02/01/2040	2,791,907
9,340,000 NYC Transitional Finance Authority (Future Tax)[5]	5.000	05/01/2040	11,251,758
9,245,000 NYC Transitional Finance Authority (Future Tax)	5.000	02/01/2041	10,622,875
1,100,000 NYC Trust for Cultural Resources (The Juilliard
School)	4.000	01/01/2039	1,238,776
290,000 NYC Trust for Cultural Resources (The Juilliard
School)	5.000	01/01/2033	366,789
300,000 NYC Trust for Cultural Resources (The Juilliard
School)	5.000	01/01/2034	378,045
400,000 NYC Trust for Cultural Resources (The Juilliard
School)	5.000	01/01/2037	498,540
300,000 NYC Trust for Cultural Resources (The Juilliard
School)	5.000	01/01/2038	372,669
1,000,000 NYC Trust for Cultural Resources (Wildlife
Conservation Society)	5.000	08/01/2033	1,124,110
2,220,000 NYS DA (ALIA-PSCH)	4.800	12/01/2023	2,263,889
5,985,000 NYS DA (ALIA-PSCH)	5.350	12/01/2035	6,199,263
2,220,000 NYS DA (ALIA-PSCH)	6.175	12/01/2031	2,252,590
150,000 NYS DA (Brooklyn Law School)	5.000	07/01/2027	166,685
150,000 NYS DA (Brooklyn Law School)	5.000	07/01/2028	166,685
70,000 NYS DA (Brooklyn Law School)	5.000	07/01/2029	77,786
70,000 NYS DA (Brooklyn Law School)	5.000	07/01/2030	77,786
300,000 NYS DA (Catholic Health System)	4.750	07/01/2039	313,134
1,250,000 NYS DA (Catholic Health System)	4.750	07/01/2039	1,304,725
125,000 NYS DA (Catholic Health System)	5.000	07/01/2032	133,098
50,000 NYS DA (Culinary Institute of America)	5.000	07/01/2034	54,179
6,425,000 NYS DA (FIT/FIT Student Hsg. Corp. Obligated
Group)	5.250	07/01/2027	7,701,840
3,765,000 NYS DA (FIT/FIT Student Hsg. Corp. Obligated
Group)	5.250	07/01/2028	4,573,120
100,000 NYS DA (Fordham University)	5.000	07/01/2030	114,694
1,000,000 NYS DA (Fordham University)	5.000	07/01/2036	1,173,740
765,000 NYS DA (Fordham University)	5.000	07/01/2041	888,142
750,000 NYS DA (Highland Hospital of Rochester)	5.000	07/01/2026	773,692
750,000 NYS DA (Highland Hospital of Rochester)	5.200	07/01/2032	773,655
375,000 NYS DA (Interagency Council)[1]	7.000	07/01/2035	394,811
250,000 NYS DA (Iona College)	5.000	07/01/2032	269,185
3,030,000 NYS DA (Jawonio/United Cerebral Palsy Assoc. of
NYC Obligated Group)	5.500	12/01/2047	3,070,905
3,200,000 NYS DA (L. I. University)	5.000	09/01/2025	3,504,032
400,000 NYS DA (New School)	5.000	07/01/2040	453,972
1,350,000 NYS DA (New York State Dormitory Authority)	5.000	07/01/2030	1,595,930
1,300,000 NYS DA (New York State Dormitory Authority)	5.000	07/01/2031	1,530,126
1,400,000 NYS DA (New York State Dormitory Authority)	5.000	07/01/2032	1,643,670

7 INVESCO OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$1,750,000 NYS DA (New York State Dormitory Authority)	5.000%	07/01/2033	$ 2,050,178
1,750,000 NYS DA (New York State Dormitory Authority)	5.000	07/01/2040	2,017,663
1,000,000 NYS DA (NHlth / LIJMC / NSUH / FrankHosp /
SIUH / NSUHSFCEC&R / HHA / Shosp / LHH /
GCH / FHH / PlainH / NHlthcare Obligated Group)	5.000	05/01/2039	1,079,110
645,000 NYS DA (NYU Hospitals Center)	5.000	07/01/2028	748,123
5,000,000 NYS DA (NYU)	5.000	07/01/2035	6,005,550
1,500,000 NYS DA (NYU)	5.000	07/01/2037	1,646,520
740,000 NYS DA (NYU)	5.000	07/01/2042	910,074
1,110,000 NYS DA (NYU)	5.000	07/01/2045	1,285,702
4,460,000 NYS DA (NYU)	5.000	07/01/2049	5,436,963
600,000 NYS DA (Orange Regional Medical Center)	5.000	12/01/2029	712,248
400,000 NYS DA (Orange Regional Medical Center)	5.000	12/01/2030	472,080
300,000 NYS DA (Orange Regional Medical Center)	5.000	12/01/2032	351,402
300,000 NYS DA (Orange Regional Medical Center)	5.000	12/01/2033	349,863
300,000 NYS DA (Orange Regional Medical Center)	5.000	12/01/2035	347,175
200,000 NYS DA (Orange Regional Medical Center)	5.000	12/01/2036	230,756
200,000 NYS DA (Orange Regional Medical Center)	5.000	12/01/2037	230,092
325,000 NYS DA (Ozanam Hall of Queens Nursing Home)	5.000	11/01/2026	325,897
500,000 NYS DA (Pratt Institute)	5.000	07/01/2046	575,415
300,000 NYS DA (Rochester Institute of Technology)	5.000	07/01/2040	309,630
1,350,000 NYS DA (Rockefeller University)	5.000	07/01/2040	1,353,712
415,000 NYS DA (School District Bond Financing
Program), Series A	5.000	08/01/2034	498,361
480,000 NYS DA (School District Bond Financing
Program), Series A	5.000	08/01/2035	574,402
200,000 NYS DA (St. John's University)	5.000	07/01/2027	222,246
50,000 NYS DA (St. John's University)	5.000	07/01/2028	55,562
935,000 NYS DA (St. John's University)	5.000	07/01/2030	1,040,459
5,000 NYS DA (St. John's University)	5.000	07/01/2030	5,556
1,015,000 NYS DA (St. John's University)	5.000	07/01/2030	1,115,495
100,000 NYS DA (St. John's University)	5.000	07/01/2034	116,090
500,000 NYS DA (St. Joseph's College)	5.250	07/01/2035	508,655
15,800,000 NYS DA (St. Mary's Hospital for Children)	7.875	11/15/2041	16,388,392
10,000,000 NYS DA (State Personal Income Tax Authority)	5.000	03/15/2035	11,426,100
5,000,000 NYS DA (State Personal Income Tax Authority)	5.000	02/15/2041	5,888,200
1,000,000 NYS DA (State University Educational Facilities)	5.000	05/15/2030	1,099,530
1,000,000 NYS DA (The New School)	5.000	07/01/2031	1,063,190
1,855,000 NYS DA (The New School)	5.000	07/01/2035	2,187,583
1,915,000 NYS DA (The New School)	5.000	07/01/2036	2,252,212
1,265,000 NYS DA (The New School)	5.000	07/01/2037	1,482,201
595,000 NYS DA (The New School)	5.000	07/01/2041	691,265
6,650,000 NYS DA (The New School)	5.000	07/01/2046	7,717,924
4,800,000 NYS DA (United Cerebral Palsy Assoc. of NYS)	5.375	09/01/2050	4,942,752
1,425,000 NYS DA (United Cerebral Palsy Assoc. of Putnam
& Southern Dutchess Counties)	5.375	10/01/2042	1,488,655
1,110,000 NYS DA (Yeshiva University)	5.000	11/01/2031	1,162,636
4,330,000 NYS DA (Yeshiva University)	5.000	09/01/2038	4,343,336
14,875,000 NYS Liberty Devel. Corp. (3 World Trade Center)	5.000	11/15/2044	16,269,977

8 INVESCO OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$2,000,000 NYS Liberty Devel. Corp. (4 World Trade Center)	5.000%	11/15/2031	$ 2,162,600
10,000,000 NYS Liberty Devel. Corp. (4 World Trade Center)	5.750	11/15/2051	10,962,700
20,000,000 NYS Liberty Devel. Corp. (Bank of America Tower
at One Bryant Park)[5]	5.625	01/15/2046	20,451,400
4,910,000 NYS Liberty Devel. Corp. (Bank of America Tower
at One Bryant Park)	5.625	01/15/2046	5,020,917
15,580,000 NYS Liberty Devel. Corp. (Goldman Sachs
Headquarters)	5.250	10/01/2035	20,665,156
5,025,000 NYS Liberty Devel. Corp. (Goldman Sachs
Headquarters)	5.500	10/01/2037	6,887,014
5,000,000 NYS Liberty Devel. Corp. (One Bryant Park)	5.125	01/15/2044	5,096,250
3,300,000 NYS Power Authority	5.000	11/15/2047	3,309,075
1,350,000 NYS Thruway Authority	5.000	01/01/2032	1,462,955
190,000 NYS Thruway Authority	5.000	01/01/2033	234,933
340,000 NYS Thruway Authority	5.000	01/01/2034	418,999
385,000 NYS Thruway Authority	5.000	01/01/2035	472,765
10,175,000 NYS Thruway Authority	5.000	01/01/2037	10,984,218
55,000 Onondaga County, NY IDA (Salina Free Library)	5.500	12/01/2022	55,091
280,000 Onondaga County, NY Trust Cultural Resource
Revenue (Abby Lane Hsg. Corp. )	5.000	05/01/2033	332,161
200,000 Onondaga County, NY Trust Cultural Resource
Revenue (Abby Lane Hsg. Corp. )	5.000	05/01/2034	236,456
250,000 Onondaga County, NY Trust Cultural Resource
Revenue (Abby Lane Hsg. Corp. )	5.000	05/01/2037	292,863
150,000 Onondaga County, NY Trust Cultural Resource
Revenue (Abby Lane Hsg. Corp. )	5.000	05/01/2040	174,389
2,250,000 Onondaga County, NY Trust Cultural Resource
Revenue (Syracuse University)	5.000	12/01/2036	2,432,183
1,615,000 Onondaga, NY Civic Devel. Corp. (Le Moyne
College)	5.200	07/01/2029	1,674,028
1,810,000 Onondaga, NY Civic Devel. Corp. (Le Moyne
College)	5.375	07/01/2040	1,866,762
1,060,000 Onondaga, NY Civic Devel. Corp. (Onondaga
Community College Hsg. Devel. Corp. )	5.000	10/01/2030	1,208,124
2,345,000 Onondaga, NY Civic Devel. Corp. (Onondaga
Community College Hsg. Devel. Corp. )	5.000	10/01/2040	2,590,006
535,000 Onondaga, NY Civic Devel. Corp. (Upstate
Properties)	5.250	12/01/2041	580,405
750,000 Orange County, NY Funding Corp. (Hamlet at
Wallkill)	6.500	01/01/2046	778,200
2,300,000 Port Authority NY/NJ (JFK International Air
Terminal)	6.500	12/01/2028	2,400,947
5,000,000 Port Authority NY/NJ, 166th Series	5.250	07/15/2036	5,279,750
9,475,000 Port Authority NY/NJ, 198th Series	5.000	11/15/2041	11,272,123
6,000,000 Port Authority NY/NJ, 200th Series	5.000	10/15/2047	7,131,420
11,300,000 Port Authority NY/NJ, 205th Series[5]	5.250	11/15/2057	13,605,793
2,140,000 Rockland County, NY Tobacco Asset
Securitization Corp.	5.625	08/15/2035	2,194,613

9 INVESCO OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$3,160,000 Rockland County, NY Tobacco Asset
Securitization Corp.	5.750%	08/15/2043	$ 3,240,706
1,000,000 Schenectady, NY Metroplex Devel. Authority	5.500	08/01/2033	1,147,080
45,000 Sodus Village, NY GO	5.000	05/15/2032	45,592
45,000 Sodus Village, NY GO	5.000	05/15/2033	45,587
45,000 Sodus Village, NY GO	5.000	05/15/2034	45,584
45,000 Sodus Village, NY GO	5.000	05/15/2035	45,579
45,000 Sodus Village, NY GO	5.000	05/15/2036	45,577
45,000 Sodus Village, NY GO	5.000	05/15/2037	45,572
240,000 St. Lawrence County, NY IDA (Clarkson
University)	5.000	09/01/2041	256,044
100,000 St. Lawrence County, NY IDA (Clarkson
University)	6.000	09/01/2034	108,454
225,000 St. Lawrence County, NY IDA (St. Lawrence
University)	5.000	07/01/2030	249,028
230,000 St. Lawrence County, NY IDA (St. Lawrence
University)	5.000	07/01/2031	254,210
815,000 St. Lawrence County, NY IDA (St. Lawrence
University)	5.000	07/01/2032	900,265
1,000,000 Suffolk County, NY Economic Devel. Corp.
(Peconic Landing at Southold)	6.000	12/01/2040	1,047,590
360,000 Suffolk County, NY Economic Devel. Corp. , Series
A	7.375	12/01/2040	375,905
65,000 Suffolk County, NY IDA (ALIA-Adelante)	6.500	11/01/2037	65,255
110,000 Suffolk County, NY IDA (Dowling College)[2,3]	6.700	12/01/2020	1
750,000 Suffolk County, NY Tobacco Asset Securitization
Corp.	5.000	06/01/2032	791,963
700,000 Suffolk County, NY Tobacco Asset Securitization
Corp.	5.250	06/01/2037	742,203
1,075,000 Suffolk, NY Tobacco Asset Securitization Corp.	5.375	06/01/2028	1,075,151
1,390,000 Suffolk, NY Tobacco Asset Securitization Corp.	6.000	06/01/2048	1,391,974
15,750,000 Suffolk, NY Tobacco Asset Securitization Corp.	7.996 [4]	06/01/2048	1,598,940
2,790,000 Sullivan County, NY Infrastructure (Adelaar)	5.350	11/01/2049	2,732,387
760,000 Sullivan County, NY Infrastructure (Adelaar)	5.350	11/01/2049	744,306
1,160,000 Sullivan County, NY Infrastructure (Adelaar)	5.350	11/01/2049	1,136,046
1,175,000 Sullivan County, NY Infrastructure (Adelaar)	5.350	11/01/2049	1,150,736
8,220,000 Sullivan County, NY Infrastructure (Adelaar)	5.350	11/01/2049	8,050,257
330,000 Tompkins County, NY Devel. Corp. (Tompkins
Cortland Community College Foundation)	5.000	07/01/2032	329,376
2,785,000 Tompkins County, NY Devel. Corp. (Tompkins
Cortland Community College Foundation)	5.000	07/01/2038	2,676,051
6,100,000 Troy, NY Capital Resource Corp. (Rensselaer
Polytechnic Institute)	5.000	09/01/2030	6,327,469
13,000,000 Troy, NY Capital Resource Corp. (Rensselaer
Polytechnic Institute)	5.125	09/01/2040	13,493,480
30,000 Voorheesville, NY GO	5.000	02/15/2023	30,133
35,000 Voorheesville, NY GO	5.000	02/15/2024	35,155
35,000 Voorheesville, NY GO	5.000	02/15/2025	35,155
35,000 Voorheesville, NY GO	5.000	02/15/2026	35,155

10 INVESCO OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$40,000 Voorheesville, NY GO	5.000%	02/15/2027	$ 40,178
40,000 Voorheesville, NY GO	5.000	02/15/2028	40,178
40,000 Voorheesville, NY GO	5.000	02/15/2029	40,178
45,000 Voorheesville, NY GO	5.000	02/15/2030	45,200
45,000 Voorheesville, NY GO	5.000	02/15/2031	45,200
50,000 Voorheesville, NY GO	5.000	02/15/2032	50,222
50,000 Voorheesville, NY GO	5.000	02/15/2033	50,222
55,000 Voorheesville, NY GO	5.000	02/15/2034	55,244
55,000 Voorheesville, NY GO	5.000	02/15/2035	55,244
60,000 Voorheesville, NY GO	5.000	02/15/2036	60,266
60,000 Voorheesville, NY GO	5.000	02/15/2037	60,266
7,410,000 Westchester County, NY Healthcare Corp. , Series
A	5.000	11/01/2030	7,861,047
2,454,000 Westchester County, NY Healthcare Corp. , Series
A	5.000	11/01/2044	2,692,701
325,000 Westchester County, NY Healthcare Corp. , Series
B	6.125	11/01/2037	343,662
10,000 Westchester County, NY Healthcare Corp. , Series
C-2	6.125	11/01/2037	10,573
80,000 Westchester County, NY Healthcare Corp. , Series
C-2	6.125	11/01/2037	85,162
500,000 Westchester County, NY Local Devel. Corp.
(Wartburg Senior Hsg. )	5.000	06/01/2030	517,825
1,000,000 Westchester County, NY Local Devel. Corp.
(Westchester County Healthcare Corp. )	5.000	11/01/2029	1,159,240
1,500,000 Westchester County, NY Local Devel. Corp.
(Westchester County Healthcare Corp. )	5.000	11/01/2032	1,710,915
7,050,000 Westchester County, NY Tobacco Asset
Securitization Corp.	5.000	06/01/2045	7,155,186
			858,957,234

U. S. Possessions—10.9%
210,000 Guam Power Authority, Series A	5.000	10/01/2023	232,966
260,000 Guam Power Authority, Series A	5.000	10/01/2024	288,059
470,000 Guam Power Authority, Series A	5.000	10/01/2030	516,060
930,000 Northern Mariana Islands Commonwealth, Series
A	5.000	10/01/2022	912,283
6,280,000 Puerto Rico Aqueduct & Sewer Authority	6.000	07/01/2038	6,342,800
8,330,000 Puerto Rico Aqueduct & Sewer Authority	6.125 [6]	07/01/2024	8,631,962
460,000 Puerto Rico Children's Trust Fund (TASC)	5.375	05/15/2033	466,905
3,455,000 Puerto Rico Children's Trust Fund (TASC)	5.500	05/15/2039	3,515,532
9,700,000 Puerto Rico Children's Trust Fund (TASC)	5.625	05/15/2043	9,869,944
6,300,000 Puerto Rico Children's Trust Fund (TASC)	7.591 [4]	05/15/2050	872,487
75,000 Puerto Rico Commonwealth GO, AGC	5.000	07/01/2024	76,323
3,120,000 Puerto Rico Commonwealth GO2	5.125	07/01/2028	2,324,400
2,500,000 Puerto Rico Commonwealth GO2	5.375	07/01/2033	1,862,500
485,000 Puerto Rico Commonwealth GO2	5.500	07/01/2018	360,112
1,500,000 Puerto Rico Commonwealth GO2	5.625	07/01/2033	1,076,250
8,000,000 Puerto Rico Commonwealth GO2	5.750	07/01/2036	5,620,000

11 INVESCO OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
U. S. Possessions (Continued)
$2,000,000 Puerto Rico Electric Power Authority, Series A	5.000%	07/01/2029	$ 1,570,000
1,000,000 Puerto Rico Electric Power Authority, Series RR,
SGI	5.000	07/01/2027	985,360
3,750,000 Puerto Rico Electric Power Authority, Series TT	5.000	07/01/2026	2,943,750
1,825,000 Puerto Rico Electric Power Authority, Series XX	5.250	07/01/2027	1,437,187
355,000 Puerto Rico Highway & Transportation Authority[2]	5.000	07/01/2028	42,156
1,000,000 Puerto Rico Highway & Transportation Authority[2]	5.300	07/01/2035	827,500
2,150,000 Puerto Rico Highway & Transportation Authority[2]	5.500	07/01/2030	1,779,125
5,000 Puerto Rico Highway & Transportation Authority,
Series A2	5.000	07/01/2038	1,725
7,405,000 Puerto Rico Highway & Transportation Authority,
Series K2	5.000	07/01/2030	2,554,725
4,000,000 Puerto Rico Infrastructure[2]	5.000	07/01/2041	820,000
725,000 Puerto Rico Infrastructure, FGIC[8]	5.500	07/01/2024	614,437
4,600,000 Puerto Rico Infrastructure, FGIC[8]	7.458 [4]	07/01/2030	1,790,136
2,500,000 Puerto Rico Infrastructure (Mepsi Campus)[2]	6.500	10/01/2037	506,250
1,100,000 Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	03/01/2036	1,090,045
130,000 Puerto Rico ITEMECF (Ana G. Mendez University)	5.125	04/01/2032	130,499
190,000 Puerto Rico ITEMECF (Ana G. Mendez University)	5.375	04/01/2042	190,475
410,000 Puerto Rico ITEMECF (Guaynabo Municipal
Government Center)[1]	5.625	07/01/2022	370,025
100,000 Puerto Rico ITEMECF (International American
University)	5.000	10/01/2031	104,348
150,000 Puerto Rico ITEMECF (University of the Sacred
Heart)	5.000	10/01/2042	141,750
810,000 Puerto Rico Public Buildings Authority[2]	5.250	07/01/2029	693,562
4,795,000 Puerto Rico Public Buildings Authority[2]	5.625	07/01/2039	4,129,694
235,000 Puerto Rico Public Buildings Authority[2]	6.000	07/01/2041	199,162
3,500,000 Puerto Rico Public Buildings Authority[2]	6.750	07/01/2036	3,084,375
4,055,000 Puerto Rico Public Finance Corp. , Series B2	5.500	08/01/2031	243,300
422,048 Puerto Rico Sales Tax Financing Corp. (COFINA
2007A National Custodial Trust)	0.224 [4]	08/01/2045	307,040
7,782,364 Puerto Rico Sales Tax Financing Corp. (COFINA
2007A National Custodial Trust)	0.242 [4]	08/01/2043	5,661,670
1,012,639 Puerto Rico Sales Tax Financing Corp. (COFINA
2007A National Custodial Trust)	0.252 [4]	08/01/2042	736,695
2,068,763 Puerto Rico Sales Tax Financing Corp. (COFINA
2007A National Custodial Trust)	0.264 [4]	08/01/2041	1,505,025
138,976 Puerto Rico Sales Tax Financing Corp. (COFINA
2007A National Custodial Trust)	0.305 [4]	08/01/2045	118,130
2,562,643 Puerto Rico Sales Tax Financing Corp. (COFINA
2007A National Custodial Trust)	0.330 [4]	08/01/2043	2,178,247
333,457 Puerto Rico Sales Tax Financing Corp. (COFINA
2007A National Custodial Trust)	0.344 [4]	08/01/2042	283,438
681,213 Puerto Rico Sales Tax Financing Corp. (COFINA
2007A National Custodial Trust)	0.359 [4]	08/01/2041	579,031
1,000 Puerto Rico Sales Tax Financing Corp. , Series A	4.839 [4]	07/01/2031	627
4,000 Puerto Rico Sales Tax Financing Corp. , Series A	5.090 [4]	07/01/2033	2,239
2,000 Puerto Rico Sales Tax Financing Corp. , Series A-1	4.259 [4]	07/01/2027	1,533

12 INVESCO OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
U. S. Possessions (Continued)
$475,000 Puerto Rico Sales Tax Financing Corp. , Series A-1	4.500%	07/01/2034	$ 491,293
3,000 Puerto Rico Sales Tax Financing Corp. , Series A-1	4.550	07/01/2040	3,008
2,000 Puerto Rico Sales Tax Financing Corp. , Series A-1	4.560 [4]	07/01/2029	1,404
7,004,000 Puerto Rico Sales Tax Financing Corp. , Series A-1	4.750	07/01/2053	6,825,818
1,000 Puerto Rico Sales Tax Financing Corp. , Series A-1	5.000	07/01/2058	1,003
4,891,000 Puerto Rico Sales Tax Financing Corp. , Series A-1	5.951 [4]	07/01/2051	831,177
17,802,000 Puerto Rico Sales Tax Financing Corp. , Series A-1	5.982 [4]	07/01/2046	4,093,570
2,377,000 Puerto Rico Sales Tax Financing Corp. , Series A-2	4.550	07/01/2040	2,299,748
71,000 Puerto Rico Sales Tax Financing Corp. , Series A-2	4.750	07/01/2053	67,178
953,000 Puerto Rico Sales Tax Financing Corp. , Series A-2	5.000	07/01/2058	924,410
1,000,000 University of Puerto Rico	5.000	06/01/2025	990,000
3,000,000 University of Puerto Rico, Series Q	5.000	06/01/2030	2,917,500
			100,037,953
Total Municipal Bonds and Notes (Cost $943,650,119)			958,995,187

Corporate Bond and Note—0.0%
528,125 Dowling College, NY, Series 2015 Taxable
Revenue Bond[2,9] (Cost $528,125)	7.500	06/15/2019	—

Shares
Common Stock—1.0%
3,100 CMS Liquidating Trust[3,9,10] (Cost $9,920,000)			8,990,000

Total Investments, at Value (Cost $954,098,244) —105.5%			967,985,187
Net Other Assets (Liabilities) —(5.5)			(50,098,597)
Net Assets—100.0%			$917,886,590

Footnotes to Statement of Investments
1. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
2. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate.
3. The value of this security was determined using significant unobservable inputs. See Note 1 of the accompanying
Notes.
4. Zero coupon bond reflects effective yield on the original acquisition date.
5. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the
Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security.
6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
7. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.
8. The issuer of this security has missed or is expected to miss interest and/or principal payments on this security.  The security is insured and is accruing partial income at a rate anticipated to be recovered through the insurer.  The rate shown is the contractual interest rate.
9. Received as a result of a corporate action.
10. Non-income producing security.

13 INVESCO OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below:
AFMAC	Association for Metro Area Autistic Children
AGC	Assured Guaranty Corp.
ALIA	Alliance of Long Island Agencies
AP	Advantage Planning, Inc.
COFINA	Corporación del Fondo de Interés Apremiante
DA	Dormitory Authority
FGIC	Financial Guaranty Insurance Co.
FHH	Forest Hills Hospital
FIT	Fashion Institute of Technology
FrankHosp	Franklin Hospital
GCH	Glen Cove Hospital
GO	General Obligation
HC	HASC Center
HDC	Housing Devel. Corp.
HHA	Huntington Hospital Association
HQS	Health Quest System
IACMR&DDA	Inter-Agency Council of Mental Retardation & Development Disabilities Agencies
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
L. I.	Long Island
L&WS	Leake & Watts Services
LHH	Lenox Hill Hospital
LIJMC	Long Island Jewish Medical Center
MTA	Metropolitan Transportation Authority
NDH	Northern Dutchess Hospital
NHlth	Northwell Health
NHlthcare	Northwell Healthcare
NSUH	North Shore University Hospital
NSUHSFCEC&R	North Shore University Hospital Stern Family Center for Extended Care & Rehabilitation
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
NYU	New York University
PHCtr	Putnam Hospital Center
PlainH	Plainview Hospital
PSCH	Professional Service Centers for the Handicapped, Inc.
RS	Rivendell School
SGI	Syncora Guarantee, Inc.
Shosp	Southside Hospital
SIUH	Staten Island University Hospital
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
VBHosp	Vassar Brothers Hospital
YAI	Young Adult Institute
YMCA	Young Men's Christian Assoc.

14 INVESCO OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below: (Continued)
The valuation policy and a listing of other significant
accounting policies are available in the most recent shareholder report.

15 INVESCO OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS June 30, 2019 Unaudited

1. Securities Valuation
The following is a summary of the tiered valuation input levels, as of June 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	$—	$ 858,957,145	$ 89	$ 858,957,234
U. S. Possessions	—	100,037,953	—	100,037,953
Corporate Bond and Note	—	—	—	—
Common Stock	—	—	8,990,000	8,990,000
Total Assets	$—	$ 958,995,098	$ 8,990,089	$ 967,985,187

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

16 INVESCO OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND